Commitments and Contingencies	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

6.	COMMITMENTS AND CONTINGENCIES

Merger

Merger Agreement

On September 15, 2025, the Company entered into a SPAC merger agreement (the “Merger Agreement”) by and among Willow Lane Acquisition Corp. (the “SPAC”), Boost Run Holdings LLC, the Company, SPAC Merger Sub, and Company Merger Sub.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of the Company, and, immediately thereafter, Company Merger Sub will merge with and into Boost Run Holdings LLC. (the “Company Merger”), with Boost Run Holdings LLC. surviving as a wholly-owned subsidiary of the Company. By virtue of the consummation of the Mergers, the Company will become a publicly traded company, with the SPAC and Boost Run Holdings LLC as its wholly-owned subsidiaries. Prior to the closing of the Mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, the equity holders of Boost Run Holdings LLC will receive total consideration consisting of (i) an $8,500 thousand installment note, (ii) $441,500 thousand in the Company’s Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Company Class A Common Shares contingent upon the Company’s stock performance over a three-year earnout period. Earnout shares will be issued in three equal tranches if the Company’s volume-weighted average price per share meets or exceeds $12.5, $15.0, and $17.5, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the Merger Agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

The closing of the Mergers is subject to customary closing conditions, including, among others, approval of the transaction by the equity holders/member of the SPAC and Boost Run Holdings LLC, effectiveness of a registration statement on Form S-4 to be filed by the Company with the SEC, expiration or termination of any applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act, accuracy of representations and warranties, approval for listing of the Company’s Class A Common Stock on Nasdaq, absence of any law or order prohibiting the consummation of the transaction, and other conditions as set forth in the Merger Agreement.

Upon closing, the Company will assume all outstanding SPAC securities, which will convert into equivalent Company securities.

Merger Agreement Amendment

On January 13, 2026, the Company, Boost Run LLC and the SPAC entered into Amendment No. 1 to the Merger Agreement, which, among other matters, confirms that the post-closing board of directors of the Company will consist of seven directors—two designated by the SPAC and five designated by the Company—and extends the latest date for closing to June 30, 2026.

Simultaneously, and in connection with the previously announced earnout structure, the Company, Boost Run LLC, Willow Lane Sponsor, LLC (the “Sponsor”), and Goodrich ILMJS LLC (the “SPV”) entered into an amendment to the earnout agreement providing that the Sponsor may earn up to 1,125,000 newly issued shares of Pubco Class A common stock and the SPV may earn up to 1,968,750 newly issued shares of Pubco Class A common stock (3,093,750 shares in total) based on the performance of Pubco Class A common stock during the three-year period beginning on and following the closing, as follows: in the event that the volume weighted average price (“VWAP”) of Pubco Class A common stock equals or exceeds (i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).

Consulting Agreement

On January 13, 2026, the Company entered into a consulting services agreement with B. Luke Weil, Chairman and Chief Executive Officer of the SPAC, pursuant to which Mr. Weil will provide advice on business strategy and corporate governance and use reasonable efforts to introduce the Company to clients and investors, commencing on the first business day following the closing of the Merger. In consideration for these services, the Company agreed to grant Mr. Weil 336,000 shares of the Company’s Class A common stock on the date of closing, subject to vesting based on the Company’s stock price performance during the post-closing period. Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest.

6.	COMMITMENTS AND CONTINGENCIES

Merger

Merger Agreement

On September 15, 2025, the Company entered into a SPAC merger agreement (the “Merger Agreement”) by and among Willow Lane Acquisition Corp. (the “SPAC”), Boost Run Holdings LLC, the Company, SPAC Merger Sub, and Company Merger Sub.

The Merger Agreement provides for a two-step merger transaction (the “Mergers”) in which, first, SPAC Merger Sub will merge with and into the SPAC (the “SPAC Merger”), with the SPAC surviving as a wholly-owned subsidiary of the Company, and, immediately thereafter, Company Merger Sub will merge with and into Boost Run Holdings LLC. (the “Company Merger”), with Boost Run Holdings LLC. surviving as a wholly-owned subsidiary of the Company. By virtue of the consummation of the Mergers, the Company will become a publicly traded company, with the SPAC and Boost Run Holdings LLC as its wholly-owned subsidiaries. Prior to the closing of the Mergers, the SPAC will re-domicile from the Cayman Islands to the State of Delaware.

At closing, the equity holders of Boost Run Holding LLC will receive total consideration consisting of (i) an $8,500 thousand installment note, (ii) $441,500 thousand in the Company’s Class A and Class B Common Stock (based on a $10 per share valuation), and (iii) up to 7,875,000 additional Company Class A Common Shares contingent upon the Company’s stock performance over a three-year earnout period. Earnout shares will be issued in three equal tranches if the Company’s volume-weighted average price per share meets or exceeds $12.5, $15.0, and $17.5, respectively, for twenty out of thirty consecutive trading days during the earnout period.

The transaction is intended to qualify as an “exchange” within the meaning of Section 351 of the Internal Revenue Code for U.S. federal income tax purposes. Each party to the Merger Agreement will be responsible for its own tax liabilities, including any adverse consequences arising from the failure of the transaction to qualify under Section 351.

The closing of the Mergers is subject to customary closing conditions, including, among others, approval of the transaction by the equity holders/member of the SPAC and Boost Run Holdings LLC, effectiveness of a registration statement on Form S-4 to be filed by the Company with the SEC, expiration or termination of any applicable waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act, accuracy of representations and warranties, approval for listing of the Company’s Class A Common Stock on Nasdaq, absence of any law or order prohibiting the consummation of the transaction, and other conditions as set forth in the Merger Agreement.

Upon closing, the Company will assume all outstanding SPAC securities, which will convert into equivalent Company securities.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 14. Commitments and Contingencies

From time to time, the Company may be involved in legal proceedings arising in the normal course of business. When deemed appropriate by management, the Company records reserves in its interim condensed consolidated financial statements for pending litigation matters. As of March 31, 2026, management was not aware of any pending or threatened legal actions that would require accrual or disclosure.

Note 14. Commitments and Contingencies

Graphics Processing Unit and Managed Services Agreement

On November 6, 2025, the Company entered into a graphics processing unit (“GPU”) and managed services agreement with a customer to provide GPU clusters and related managed services. The agreement covers 1152 B300 GPUs for a two-year term beginning upon delivery and acceptance, expected February 2026. The committed fees are approximately $63,577, including a $12,715 prepayment and remaining monthly fees of $2,649 million, except for a reduced payment of $530 in the 20th month.

From time to time, the Company may be involved in legal proceedings arising in the normal course of business. When deemed appropriate by management, the Company records reserves in its consolidated financial statements for pending litigation matters. As of December 31, 2025 and 2024, management was not aware of any pending or threatened legal actions that would require accrual or disclosure.